6. Indefinite-Lived Intangible Assets (March 2019 Note) (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived intangible assets	$ 9,243,128	$ 9,243,128	$ 9,243,128
OncoHist [Member]
Indefinite-lived intangible assets	9,243,128	$ 9,200,000	$ 9,200,000
Impaiment of intangible assets	$ 0